Financial Instruments and Fair Value (Details) - Schedule of Reconciliation of Cash and Non-Cash Movements (Parentheticals)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Cash and Non-Cash Movements [Abstract]
Financial Derivative Instrument, Exact Sciences warrant	5 years	5 years
Contingent Consideration, Exact Sciences warrant	5 years	5 years